Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue:
Healthcare services	€ 3,312,626	€ 3,219,669	€ 9,709,307	€ 9,721,334
Healthcare products	1,120,332	1,097,603	3,230,973	3,277,466
Insurance contracts	503,784	567,578	1,469,175	1,559,217
Revenue	4,936,742	4,884,850	14,409,455	14,558,017
Costs of revenue:
Healthcare services	2,556,607	2,478,060	7,528,064	7,642,514
Healthcare products	606,594	601,258	1,701,655	1,758,380
Insurance contracts	498,168	563,314	1,414,889	1,516,566
Costs of revenue	3,661,369	3,642,632	10,644,608	10,917,460
Operating (income) expenses:
Selling, general and administrative	743,603	705,440	2,228,553	2,248,105
Research and development	41,398	37,748	119,337	119,346
(Income) loss from equity method investees	(18,162)	(46,672)	(18,228)	(139,680)
Other operating income	(116,365)	(56,077)	(394,756)	(397,236)
Other operating expense	240,810	125,274	693,802	576,844
Operating income	384,089	476,505	1,136,139	1,233,178
Other (income) expense:
Interest income	(16,046)	(19,159)	(45,365)	(55,989)
Interest expense	97,505	93,096	288,359	285,392
Income before income taxes	302,630	402,568	893,145	1,003,775
Income tax expense	77,835	75,225	210,417	214,528
Net income	224,795	327,343	682,728	789,247
Net income attributable to noncontrolling interests	65,018	52,546	187,045	137,958
Net income attributable to shareholders of FME AG	€ 159,777	€ 274,797	€ 495,683	€ 651,289
Basic earnings per share	€ 0.61	€ 0.94	€ 1.84	€ 2.22
Diluted earnings per share	€ 0.61	€ 0.94	€ 1.84	€ 2.22